Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Rental expenses under operating leases	$ 619,262	$ 1,553,580	$ 2,908,304